Guggenheim Limited Duration Fund Average Annual Total Returns			12 Months Ended				17 Months Ended	60 Months Ended				82 Months Ended	104 Months Ended	120 Months Ended	121 Months Ended
		Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	[4]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024	[4]	Dec. 31, 2025	Dec. 31, 2025 [6]	Dec. 31, 2025 [3]	Dec. 31, 2024 [4]
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%				3.85%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%				3.85%
Class R6 Shares [Member] | Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	[3]	7.30%			(0.36%)	[3]	(0.36%)		1.80% [5]	1.84%	2.01%	1.60%
Class R6 Shares [Member] | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.39%					1.98%				2.38%
Class R6 Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.06%					2.97%				3.46%
Performance Inception Date		Mar. 13, 2019
Class R6 Shares [Member] | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.13%					1.48%				2.08%
Class R6 Shares [Member] | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.56%					1.62%				2.06%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[3]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[4]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[5]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[6]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[7]	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index is a subset of the Bloomberg U.S. Aggregate Bond Index, and measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.